S000010621 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended	243 Months Ended	341 Months Ended	475 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	0.76%			2.29%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%			2.34%
C000029377 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.34%)	(0.67%)			1.52%
Performance Inception Date								Jun. 16, 1986
C000029377 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.34%)	(0.69%)			1.43%
Performance Inception Date								Jun. 16, 1986
C000029377 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	0.19%			1.88%
Performance Inception Date								Jun. 16, 1986
C000029379 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	(0.56%)			1.34%
Performance Inception Date							Aug. 01, 1997
C000029380 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	0.14%			2.05%
Performance Inception Date						Sep. 19, 2005
C000169172 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.93%	0.15%			2.05%
Performance Inception Date				Mar. 01, 2016
C000184727 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.98%	0.20%			2.08%
Performance Inception Date			Mar. 01, 2017